Commitments and Contingencies (Summary of minimum future lease payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating
2015	$ 38,830
2016	34,892
2017	26,772
2018	22,666
2019	20,157
2020 and thereafter	63,809
Total minimum lease payments	207,126
Capital
2015	13,444
2016	13,454
2017	13,433
2018	13,440
2019	13,450
2020 and thereafter	33,208
Total minimum lease payments	100,429
Less amount representing interest	23,973
Less current maturity of obligations under capital leases	8,100
Obligations under capital leases, excluding current maturities	$ 68,356